INVESTMENT PROPERTIES (Tables)	12 Months Ended
Dec. 31, 2021
INVESTMENT PROPERTIES
Summary of movement in investment properties

The movements in investment properties for the years ended December 31, 2021 and 2020 were as follows:

	At the			P/L for
	Beginning	Total useful		changes			As of
Item	of the year	life	Additions	in the FV	Additions	Disposals	12/31/2021
Cost model
Rented properties	54,801		—	—	93,687	(7,940)	140,548
Measurement at fair value
Rented properties	8,998,595	50		(441,020)	—	—	8,557,575
TOTAL INVESTMENT PROPERTIES	9,053,396	50	—	(441,020)	93,687	(7,940)	8,698,123

	At the			P/L for
	Beginning	Total useful		changes			As of
Item	of the year	life	Additions	in the FV	Additions	Disposals	12/31/2020
Cost model
Rented properties	54,801	—	—	—	—	—	54,801
Measurement at fair value
Rented properties	8,277,394	50		(139,556)	2,184,310	(1,323,553)	8,998,595
TOTAL INVESTMENT PROPERTIES	8,332,195	—	—	(139,556)	2,184,310	(1,323,553)	9,053,396